Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Basis of Presentation	Description of Business and Basis of Presentation
Nautilus Biotechnology, Inc. (the “Company”) is a biotechnology company incorporated in 2016 and based in Seattle, Washington with laboratory operations in San Carlos, California. Since the Company’s incorporation in 2016, the Company has devoted substantially all of its resources to research and development activities, including with respect to its proteomics platform, business planning, establishing and maintaining its intellectual property portfolio, hiring personnel, raising capital and providing general and administrative support for these operations.
The Company is subject to risks similar to those of other pre-clinical stage companies in the biopharmaceutical industry, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, the impact of the COVID-19 pandemic and the need to obtain adequate additional financing to fund the development of its products. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any products developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from the sale of its products.
On February 7, 2021, the Company executed a definitive business combination (the “Business Combination”) agreement with ARYA Sciences Acquisition Corp. III (“ARYA”). As a result of the Business Combination, ARYA will be renamed to Nautilus Biotechnology, Inc. (“New Nautilus”), and the Company will become a wholly owned subsidiary of New Nautilus. Upon the completion of the Business Combination, the stockholders of the Company will exchange their interests in the Company for shares of common stock of New Nautilus and awards issued under the Company’s existing equity incentive plans will be exchanged for comparable options to purchase shares of common stock of New Nautilus. In addition, immediately after the completion of the Business Combination, certain investors have agreed to subscribe for the purchase of an aggregate of $200 million of common stock of New Nautilus (“PIPE Investors”).
On June 9, 2021 (the “Closing Date”), the Company consummated the Business Combination with ARYA. ARYA was renamed to Nautilus Biotechnology, Inc. and the Company became a wholly owned subsidiary of New Nautilus. In addition, concurrently with the Closing Date and pursuant to the subscription agreement, PIPE Investors purchased an aggregate of 20,000,000 shares of New Nautilus Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $200 million and the Company received gross proceeds of approximately $145 million from the Business Combination.
Basis of Presentation
The condensed financial statements and accompanying notes are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2020 and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The information as of December 31, 2020 included on the condensed balance sheets was derived from the Company’s audited financial statements. The condensed financial statements were prepared on the same basis as the audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair statement of the Company’s financial position as of March 31, 2021 and the results of operations and cash flows for the three months ended March 31, 2021 and 2020. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. The Company’s reporting currency is the U.S. dollar.
Revision to previously issued financial statements
Subsequent to the issuance of the Company’s unaudited condensed financial statements as of March 31, 2021 and for the three months ended March 31, 2021 and 2020, the Company determined that an amendment of its San Carlos facility lease contract which was executed in February 2021 to shorten the remaining term of the lease and reduce monthly lease payments should have been accounted for as a modification. The impact of this modification reduces the operating lease right-of-use asset and lease liability balance as a $3.3 million non-cash adjustment during the quarter ended March 31, 2021. Additionally as a result of the remaining lease term being less than a year, a $0.3 million deposit balance was reclassified from long term to short term and the total remaining operating lease liability balance was classified as current. The Company assessed the materiality of the error on the previously issued financial statements during the quarter ended March 31, 2021 in accordance with SEC Staff Accounting Bulletin (“SAB”) No. 99, Materiality, codified in Accounting Standards Codification (“ASC”) 250, Presentation of Financial Statements, and concluded that the misstatement was not material to the previously issued financial statements. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the amounts have been revised in the applicable Condensed Balance Sheet, Condensed Statement of Cash Flows and related footnote disclosures only as all other impacts to the Condensed Statement of Operations and Condensed Statement of Comprehensive Loss were negligible. The following tables summarize the effect of the correction to selected line items in previously issued financial statements for the quarter ended March 31, 2021 (in thousands):
Revised Condensed Balance Sheet Line Items

	As of March 31, 2021
	As Previously Reported	Adjustment	As Revised
Assets
Prepaid expenses and other current assets	$1,293	$315	$1,608
Total current assets	69,130	315	69,445
Operating lease right-of-use assets	4,429	(3,254)	1,175
Other long term assets	4,129	(315)	3,814
Total assets	79,402	(3,254)	76,148
Liabilities, Redeemable Convertible Preferred Stock and Stockholders’ Deficit
Current portion of operating lease liability	1,670	(395)	1,275
Total current liabilities	4,920	(395)	4,525
Operating lease liability, net of current portion	2,859	(2,859)	—
Total liabilities	7,779	(3,254)	4,525
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	79,402	(3,254)	76,148
Revised Condensed Statement of Cash Flows Line Item

	Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Revised
Supplemental cash flow information on non-cash activities
Modification to reduce right-of-use assets and lease liability	$—	$3,254	$3,254
Revised Footnote Disclosure Line Items
Other Long Term Assets

	As of March 31, 2021
	As Previously Reported	Adjustment	As Revised
Deposits	$315	$(315)	$—
Commitments and Contingencies
Future principal contractual obligations for operating lease commitments as of March 31, 2021

	As of March 31, 2021
	As Previously Reported	Adjustment	As Revised
Year Ended December 31,
2021	$2,413	$(141)	$2,272
2022	1,988	(1,988)	—
2023	1,525	(1,525)	—
Total operating lease payments	5,926	(3,654)	2,272
Less: Imputed interest	(440)	400	(40)
Total operating lease liabilities	$5,486	$(3,254)	$2,232
Going Concern
The Company’s condensed financial statements have been prepared on the basis of continuity of operations, the realization of assets, and the satisfaction of liabilities in the ordinary course of business. Since inception, the Company has been engaged in developing its technology, raising capital, and recruiting personnel. The Company’s operating plan may change as a result of many factors currently unknown and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than planned. If adequate funds are not available to the Company on a timely basis, it may be required to delay, limit, reduce, or terminate certain commercial efforts, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of the Company’s stockholders. The Company has incurred net operating losses and negative cash flows from operations in every year since inception and expects this to continue for the foreseeable future. As of March 31, 2021, the Company had an accumulated deficit of $38.7 million.
The Company has funded its operations primarily with proceeds from the issuance of redeemable convertible preferred stock and common stock. The Company had cash, cash equivalents, and short-term investments of $67.8 million as of March 31, 2021. In June 2021, the Company received gross proceeds of approximately $345 million from PIPE Investors and the Business Combination, offset by approximately $18 million of transaction costs and underwriters’ fees relating to the closing of the Business Combination. As of the date on which these condensed financial statements were available to be issued, the Company believes that its cash, cash equivalents, and short-term investments will be sufficient to fund its operations for the next twelve months following the issuance of the condensed financial statements. The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of, and its near and long-term future capital requirements will depend on many factors, including its growth rate and the timing and extent of spending to support its research and development efforts. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than it currently expects. The Company may be required to seek additional equity or debt financing. Future liquidity and cash requirements will depend on numerous factors. In the event that additional financing is required from outside sources, the Company may not be able to raise in on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, operating results, and financial condition would be adversely affected.
Impact of the COVID-19 Coronavirus
In December 2019, COVID-19 was first reported to the World Health Organization (“WHO”), and in January 2020, the WHO declared the outbreak to be a public health emergency. In March 2020, the WHO characterized COVID-19 as a pandemic. Since then, the COVID-19 pandemic and efforts to control its spread have significantly curtailed the movement of people, goods, and services worldwide. As a result, the Company has taken certain measures in response to COVID-19.
While the duration and extent of the COVID-19 pandemic depends on future developments that cannot accurately predicted at this time, such as the extent and effectiveness of containment and mitigation actions, it has already had an adverse effect on the global economy, and the ultimate societal and economic impact of the COVID-19 pandemic remains unknown. Additionally, concerns over the economic impact of COVID-19 have caused extreme volatility in financial and other capital markets, which may adversely affect the Company’s ability to access capital markets in the future. Furthermore, the impact of the COVID-19 pandemic could adversely impact the Company’s cash flows and operations and delay clinical trial activity.
While the Company has developed and continues to develop plans to help mitigate the potential negative impact of COVID-19, these efforts may not be effective, and any protracted economic downturn will likely limit the effectiveness of its efforts. Accordingly, it is not possible for the Company to predict the duration and ultimate extent to which this will affect its business, future results of operations, and financial condition at this time.	Description of Business and Basis of Presentation
Nautilus Biotechnology, Inc. (the “Company”) is a biotechnology company incorporated in 2016 and based in Seattle, Washington with laboratory operations in San Carlos, California. Since the Company’s incorporation in 2016, the Company has devoted substantially all of its resources to research and development activities, including with respect to its proteomics platform, business planning, establishing and maintaining its intellectual property portfolio, hiring personnel, raising capital and providing general and administrative support for these operations.
The Company is subject to risks similar to those of other pre-clinical stage companies in the biopharmaceutical industry, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, the impact of the COVID-19 pandemic and the need to obtain adequate additional financing to fund the development of its products. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s intellectual property will be maintained, that any products developed will obtain required regulatory approval or that any approved products will be commercially viable. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will generate significant revenue from the sale of its products.
Basis of Presentation
The financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s reporting currency is the U.S. dollar.
Going Concern
The Company’s financial statements have been prepared on the basis of continuity of operations, the realization of assets, and the satisfaction of liabilities in the ordinary course of business. Since inception, the Company has been engaged in developing its technology, raising capital, and recruiting personnel. The Company’s operating plan may change as a result of many factors currently unknown and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than planned. If adequate funds are not available to the Company on a timely basis, it may be required to delay, limit, reduce, or terminate certain commercial efforts, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of the Company’s stockholders. The Company has incurred net operating losses and negative cash flows from operations in every year since inception and expects this to continue for the foreseeable future. As of December 31, 2020, the Company had an accumulated deficit of $30.3 million.
The Company has funded its operations primarily with proceeds from the issuance of redeemable convertible preferred stock and common stock. The Company had cash, cash equivalents, and short-term investments of $76.7 million as of December 31, 2020. As of the date on which these financial statements were available to be issued, the Company believes that its cash, cash equivalents, and short-term investments will be sufficient to fund its operations for the next twelve months following the issuance of the financial statements. The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of, and its near and long-term future capital requirements will depend on many factors, including its growth rate and the timing and extent of spending to support its research and development efforts. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than it currently expects. The Company may be required to seek additional equity or debt financing. Future liquidity and cash requirements will depend on numerous factors. In the event that additional financing is required from outside sources, the Company may not be able to raise in on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, operating results, and financial condition would be adversely affected.
Impact of the COVID-19 Coronavirus
In December 2019, COVID-19 was first reported to the World Health Organization (“WHO”), and in January 2020, the WHO declared the outbreak to be a public health emergency. In March 2020, the WHO characterized COVID-19 as a pandemic. Since then, the COVID-19 pandemic and efforts to control its spread have significantly curtailed the movement of people, goods, and services worldwide. As a result, the Company has taken certain measures in response to COVID-19.
While the duration and extent of the COVID-19 pandemic depends on future developments that cannot accurately predicted at this time, such as the extent and effectiveness of containment and mitigation actions, it has already had an adverse effect on the global economy, and the ultimate societal and economic impact of the COVID-19 pandemic remains unknown. Additionally, concerns over the economic impact of COVID-19 have caused extreme volatility in financial and other capital markets, which may adversely affect the Company’s ability to access capital markets in the future. Furthermore, the impact of the COVID-19 pandemic could adversely impact the Company’s cash flows and operations and delay clinical trial activity.
While the Company has developed and continues to develop plans to help mitigate the potential negative impact of COVID-19, these efforts may not be effective, and any protracted economic downturn will likely limit the effectiveness of its efforts. Accordingly, it is not possible for the Company to predict the duration and ultimate extent to which this will affect its business, future results of operations, and financial condition at this time.